Other Liabilities - Additional Information (Detail) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Liabilities [Line Items]
Other liabilities	$ 96,316	$ 78,524	$ 75,933
Other Liabilities [Member]
Other Liabilities [Line Items]
Accrued legal expenses	30,000	20,000
Value of shares payable to a third party service provider	52,500	52,500
Accrued payroll expenses	14,000	6,000	2,755
Accrued legal expenses including reorganization cost		73,000
Accrued legal expenses related to 2013 reorganization		52,500	52,500
Stock offering related to 2013 reorganization settlement		$ 5,000,000
Accrued legal, research and development expenses			$ 20,678
Other Liabilities [Member] | Minimum [Member]
Other Liabilities [Line Items]
Stock offering value	$ 5,000,000